RELATED PARTIES - Advances (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTIES
Advances given for property, plant and equipment	₽ 1,380	₽ 1
Purchases of property, plant and equipment, intangible assets and other assets	6,647
Moscow Business Incubator
RELATED PARTIES
Purchases of property, plant and equipment, intangible assets and other assets	4,450
Mosdachtrest
RELATED PARTIES
Purchases of property, plant and equipment, intangible assets and other assets	1,711
Business Nedvizhimost
RELATED PARTIES
Purchases of property, plant and equipment, intangible assets and other assets	328
TelecomCapStroi
RELATED PARTIES
Advances given for property, plant and equipment	1,317
Other related parties
RELATED PARTIES
Advances given for property, plant and equipment	63	₽ 1
Purchases of property, plant and equipment, intangible assets and other assets	₽ 158